Sale Abandonment of Assets (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
ROU asset		$ 0	$ (3,251,638)	$ (1,735,346)
Lease liability	$ 0	0	4,702,292	$ 1,776,115	$ 0
Comprehensive loss [Member]
Statement [Line Items]
Deposit	0	(177,300)	0
Equipment	0	(469,695)	0
ROU asset	0	(3,066,586)	0
Lease liability	0	3,279,364	0
Other	0	2,707	0
Loss on disposal of assets	$ 0	$ (431,510)	$ 0